Taxation	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Zeecol Limited [Member]
Taxation
2.Tax Reconciliation	9 Months to 31 December 20169 Months to	9 Months to 31 December 20151 2
9 Months to I 31 December 1 2015 I	$	$
Deficit before Income Tax	(468.300)	(132,468)
Permanent Differences
Fundraiaing Expenses not Deductible	343,640	-
Other Non Deductible Expenses	-	12,635
Total Permanent Differences	343,640	12,635
Tax Losses brought Forward 1 April	(164,175)	(8.012)
Timing Differences	-	-
Total Timing Differences	(164,175)	(8,012)
Taxable Profit for Income Tax Purposes	(288,835)	(140,480)
Income Tax Payable at 28c	-	-
Deferred Tax Movement	179,325	(21,291)
Tax Expense for the period	179,325	(21.291)
Deferred Tax
Opening Balance	(98,452)	(83,796)
Movement for the Period	179,325	(21,291)
Closing Balance	80,873	(105,087)

6.	TAXATION

(a) Income tax recognised in Statement of Profit or Loss and Other Comprehensive Income

		For the six
	For the year	months ended
	ended 31/03/16	31/3/15
	$	$

Net profit/(loss) before taxation	(168,799)	(10,136)

Permanent differences
Non deductible expenses	12,635	2,124
Net taxable profit/(loss)	(156,164)	(8,012)

Deferred tax	4,940	83,796
Total income tax expense	4,940	83,796

(b) Current taxation
Opening Balance	1,228	-
Refunds	(1,228)	-
Resident withholding tax paid	1,520	1,228
Asset/ (liability) at 31 March	1,520	1,228

(c) Deferred taxation
Opening Balance	(83,796)	-
Current year movement	(4,940)	(83,796)
Deferred tax asset/ (liability) at 31 March	(88,736)	(83,796)

Made up of:
Deferred tax liability	(177,176)	(94,360)
Deferred tax asset	88,440	10,564
Net balance as per above	(88,736)	(83,796)

Deferred tax assets/ (liabilities) are attributable to the following:
Revenue received in advance	(177,176)	(94,360)
Deferred expenses	42,471	8,320
Tax loss carried forward to offset against future taxable income	45,969	2,243

(d) Tax losses
Opening Balance	8,012	-
Current year movement	156,164	8,012
Total accumulated tax losses to carry forward	164,176	8,012

(e) Imputation credits
Opening Balance	1,228	-
Income tax refunded	(1,228)	-
Resident withholding tax paid	1,520	1,228
Imputation credits at 31 March	1,520	1,228